Consolidated Statements of Shareholders' Equity Attributable to Johnson Controls, Inc. - USD ($) $ in Millions	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Treasury Stock, at Cost	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Sep. 30, 2012	$ 11,625	$ 688	$ 2,047	$ 8,611	$ (179)	$ 458
Comprehensive income (loss)	1,138	0	0	1,178	0	(40)
Common stock dividend	(520)	0	0	(520)	0	0
Redemption value adjustment attributable to redeemable noncontrolling interests	59	0	0	59	0	0
Repurchases of common stock	(350)	0	0	0	(350)	0
Other, including options exercised	362	12	352	0	(2)	0
Ending balance at Sep. 30, 2013	12,314	700	2,399	9,328	(531)	418
Comprehensive income (loss)	560	0	0	1,215	0	(655)
Common stock dividend	(586)	0	0	(586)	0	0
Repurchases of common stock	(1,249)	0	0	0	(1,249)	0
Other, including options exercised	272	7	270	(1)	(4)	0
Ending balance at Sep. 30, 2014	11,311	707	2,669	9,956	(1,784)	(237)
Comprehensive income (loss)	743	0	0	1,563	0	(820)
Common stock dividend	(681)	0	0	(681)	0	0
Repurchases of common stock	(1,362)	0	0	0	(1,362)	0
Other, including options exercised	365	10	361	0	(6)	0
Ending balance at Sep. 30, 2015	$ 10,376	$ 717	$ 3,030	$ 10,838	$ (3,152)	$ (1,057)